DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Details 1) - Warrant - Percent	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Expected term in years
Derivative Liability And Fair Value Measurements [Line Items]
Derivative liability, measurement input expected term	5 months 15 days	0 years
Volatility
Derivative Liability And Fair Value Measurements [Line Items]
Derivative liability, measurement input	127	0
Risk-free interest rate
Derivative Liability And Fair Value Measurements [Line Items]
Derivative liability, measurement input		0
Risk-free interest rate | Minimum
Derivative Liability And Fair Value Measurements [Line Items]
Derivative liability, measurement input	1.42
Risk-free interest rate | Maximum
Derivative Liability And Fair Value Measurements [Line Items]
Derivative liability, measurement input	2.10
Expected annual dividends
Derivative Liability And Fair Value Measurements [Line Items]
Derivative liability, measurement input	0	0